ACCOUNTS AND NOTES RECEIVABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
ACCOUNTS AND NOTES RECEIVABLE

NOTE 3 – ACCOUNTS AND NOTES RECEIVABLE

	June 30, 2021	December 31, 2020
Accounts Receivable	$373,758	$340,378
Less Reserve for uncollectable accounts	(75,000)	(75,000)
Accounts Receivable (Net)	$298,758	$265,738

Our Accounts Receivable is pledged to Nations Interbanc, our line of credit.

	June 30, 2021	December 31, 2020
Lease asset	$217,584	$217,584

The Company is currently modifying the assets subject to lease to meet the provisions of the agreement, and as of June 30, 2021 any collection on the lease payments was not yet considered probable, resulting in no derecognition of the underlying asset and no net lease investments recognized on the sales-type lease pursuant to ASC 842-30-25-3.

	June 30, 2021	December 31, 2020
Long-term financing receivables	$1,000,000	$1,000,000
Less Reserve for uncollectable accounts	(247,500)	(247,500)
Long-term financing receivables - net	$752,500	$752,500

On a contract by contract basis or in response to certain situations or installation difficulties, the Company may elect to allow non-interest bearing repayments in excess of 1 year.

Our long term financing Receivable are pledged to Nations Interbanc, our line of credit.

NOTE 3 – ACCOUNTS AND NOTES RECEIVABLE

	December 31, 2020	December 31, 2019
Accounts Receivable	$340,738	$1,370,258
Less Reserve for uncollectable accounts	(75,000)	(82,000.00)
Accounts Receivable (Net)	$265,738	$1,288,258

Our Accounts Receivable is pledged to Nations Interbanc, our line of credit.

	December 31, 2020	December 31, 2019
Lease asset	$217,584	$217,584

The Company is currently modifying the assets subject to lease to meet the provisions of the agreement, and as of December 31, 2020 any collection on the lease payments was not yet considered probable, resulting in no derecognition of the underlying asset and no net lease investments recognized on the sales-type lease pursuant to ASC 842-30-25-3.

	December 31, 2020	December 31, 2019
Long-term financing receivables	$1,000,000	$-
Less Reserve for uncollectable accounts	(247,500)	-
Long-term financing receivables - net	$752,500	$-

On a contract by contract basis or in response to certain situations or installation difficulties, the Company may elect to allow non-interest bearing repayments in excess of 1 year.

Our long term financing Receivable are pledged to Nations Interbanc, our line of credit.